Shareholders' Equity (Deficiency) and Redeemable Convertible Preferred Shares (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 30, 2021	Jul. 17, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2021 ILS (₪) shares	Dec. 31, 2020 ILS (₪) shares
Shareholders' Equity (Deficiency) and Redeemable Convertible Preferred Shares (Details) [Line Items]
Ordinary shares par value (in New Shekels) | ₪						₪ 0.00001	₪ 0.00001
Ordinary shares authorized			3,454,112,863	3,454,112,863		3,454,112,863	3,454,112,863
Convertible preferred shares issued		39,779,261
Convertible preferred shares per share (in Dollars per share) | $ / shares		$ 2.765
Total consideration (in Dollars) | $		$ 101,205
Invested amount (in Dollars) | $		$ 110,000
Outstanding ordinary and preferred shares percentage		24.40%
Compensation amount (in Dollars) | $		$ 4,034
Acquired shares				43,540	295,000
Authorized but unissued shares		5,756,855
Maximum aggregate number of shares			28,075,309
Aggregate number of Shares			1,871,687
Shares outstanding percentage			1.00%
RSU outstanding			27,276,343			27,276,343
Weighted average fair values at grant date of options granted (in Dollars per share) | $ / shares			$ 5.04	$ 0.74
Total intrinsic value of options exercised (in Dollars) | $			$ 8,547	$ 2,171
Aggregate intrinsic value of the outstanding options			25,440,041	29,414,990
Remaining outstanding options			70,678	143,939
Intrinsic value considered			0	0
Weighted average fair value at grant date of RSUs granted (in Dollars per share) | $ / shares			$ 1.95	$ 8.27
Total fair value of shares vested (in Dollars) | $			$ 927	$ 4,327
Unrecognized compensation expense (in Dollars) | $			$ 20,316
Weighted average period			3 years 7 months 6 days
Stock based compensation to employees			4,559,059
Minimum [Member]
Shareholders' Equity (Deficiency) and Redeemable Convertible Preferred Shares (Details) [Line Items]
Reverse stock split	1
Maximum [Member]
Shareholders' Equity (Deficiency) and Redeemable Convertible Preferred Shares (Details) [Line Items]
Reverse stock split	1.0422